Investment Portfolio	as of November 30, 2021 (Unaudited)
DWS Equity Sector Strategy Fund
	Shares	Value ($)

Common Stocks 98.8%
Communication Services 11.0%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	19,904	454,408
Lumen Technologies, Inc.	2,719	33,552
Verizon Communications, Inc.	11,624	584,339
		1,072,299
Entertainment 2.0%
Activision Blizzard, Inc.	2,077	121,712
Electronic Arts, Inc.	732	90,929
Live Nation Entertainment, Inc.*	354	37,754
Netflix, Inc.*	1,155	741,395
Take-Two Interactive Software, Inc.*	308	51,091
Walt Disney Co.*	5,227	757,392
		1,800,273
Interactive Media & Services 6.6%
Alphabet, Inc. "A"*	712	2,020,620
Alphabet, Inc. "C"*	665	1,894,612
Match Group, Inc.*	663	86,183
Meta Platforms, Inc. "A"*	5,633	1,827,683
Twitter, Inc.*	1,906	83,750
		5,912,848
Media 1.2%
Charter Communications, Inc. "A"*	370	239,124
Comcast Corp. "A"	13,370	668,233
Fox Corp. "A"	926	33,067
Interpublic Group of Companies, Inc.	1,135	37,671
Omnicom Group, Inc.	624	42,001
ViacomCBS, Inc. "B"	1,747	54,070
		1,074,166
Consumer Discretionary 10.9%
Auto Components 0.2%
Aptiv PLC*	1,050	168,367
BorgWarner, Inc.	918	39,731
		208,098
Hotels, Restaurants & Leisure 2.2%
Booking Holdings, Inc.*	121	254,324
Caesars Entertainment, Inc.*	600	54,042
Carnival Corp.*	2,327	41,002
Chipotle Mexican Grill, Inc.*	81	133,116
Darden Restaurants, Inc.	374	51,593
Domino's Pizza, Inc.	105	55,035
Hilton Worldwide Holdings, Inc.*	809	109,272
Las Vegas Sands Corp.*	994	35,406
Marriott International, Inc. "A"*	801	118,196
McDonald's Corp.	2,174	531,760
MGM Resorts International	1,162	45,992

Norwegian Cruise Line Holdings Ltd.*	1,082	21,110
Royal Caribbean Cruises Ltd.*	660	46,081
Starbucks Corp.	3,469	380,341
Wynn Resorts Ltd.*	294	23,817
Yum! Brands, Inc.	860	105,642
		2,006,729
Household Durables 1.0%
D.R. Horton, Inc.	1,894	185,044
Garmin Ltd.	899	120,052
Leggett & Platt, Inc.	789	31,868
Lennar Corp. "A"	1,596	167,660
Mohawk Industries, Inc.*	330	55,397
Newell Brands, Inc.	2,232	47,921
NVR, Inc.*	20	104,507
PulteGroup, Inc.	1,516	75,846
Whirlpool Corp.	360	78,386
		866,681
Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.*	868	3,044,137
eBay, Inc.	1,280	86,349
Etsy, Inc.*	248	68,096
Expedia Group, Inc.*	424	68,302
		3,266,884
Multiline Retail 0.5%
Dollar General Corp.	540	119,502
Dollar Tree, Inc.*	533	71,331
Target Corp.	1,133	276,271
		467,104
Specialty Retail 2.5%
Advance Auto Parts, Inc.	152	33,549
AutoZone, Inc.*	51	92,671
Bath & Body Works, Inc.	616	46,280
Best Buy Co., Inc.	527	56,315
CarMax, Inc.*	388	54,805
Home Depot, Inc.	2,519	1,009,137
Lowe's Companies, Inc.	1,672	408,954
O'Reilly Automotive, Inc.*	162	103,382
Ross Stores, Inc.	867	94,581
TJX Companies, Inc.	2,849	197,721
Tractor Supply Co.	269	60,614
Ulta Beauty, Inc.*	129	49,529
		2,207,538
Textiles, Apparel & Luxury Goods 0.8%
NIKE, Inc. "B"	3,665	620,265
Tapestry, Inc.	738	29,609
VF Corp.	924	66,278
		716,152
Consumer Staples 6.0%
Beverages 1.7%
Brown-Forman Corp. "B"	563	39,613
Coca-Cola Co.	12,012	630,029
Constellation Brands, Inc. "A"	518	116,721

Monster Beverage Corp.*	1,154	96,682
PepsiCo, Inc.	4,303	687,533
		1,570,578
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	1,186	639,705
Kroger Co.	1,866	77,495
Sysco Corp.	1,398	97,916
Walgreens Boots Alliance, Inc.	1,914	85,747
Walmart, Inc.	3,867	543,816
		1,444,679
Household Products 1.9%
Church & Dwight Co., Inc.	743	66,409
Clorox Co.	368	59,929
Colgate-Palmolive Co.	2,551	191,376
Estee Lauder Companies, Inc. "A"	538	178,654
Kimberly-Clark Corp.	1,022	133,177
Procter & Gamble Co.	7,297	1,055,000
		1,684,545
Tobacco 0.8%
Altria Group, Inc.	6,008	256,181
Philip Morris International, Inc.	5,088	437,263
		693,444
Energy 0.3%
Energy Equipment & Services
Baker Hughes Co.	2,723	63,555
Halliburton Co.	2,958	63,863
Schlumberger NV	4,617	132,416
		259,834
Financials 11.8%
Banks 5.1%
Bank of America Corp.	20,872	928,178
Citigroup, Inc.	5,674	361,434
Citizens Financial Group, Inc.	1,188	56,157
Comerica, Inc.	375	30,949
Fifth Third Bancorp.	1,936	81,602
First Republic Bank	501	105,040
Huntington Bancshares, Inc.	4,122	61,170
JPMorgan Chase & Co.	8,435	1,339,731
KeyCorp.	2,683	60,207
M&T Bank Corp.	361	52,926
PNC Financial Services Group, Inc.	1,201	236,597
Regions Financial Corp.	2,680	60,970
SVB Financial Group*	166	114,927
Truist Financial Corp.	3,794	225,022
U.S. Bancorp.	3,801	210,347
Wells Fargo & Co.	11,575	553,053
Zions Bancorp. NA	452	28,512
		4,506,822
Capital Markets 3.0%
Ameriprise Financial, Inc.	262	75,875
Bank of New York Mellon Corp.	1,834	100,485
BlackRock, Inc.	331	299,426
Cboe Global Markets, Inc.	248	31,977

Charles Schwab Corp.	3,444	266,531
CME Group, Inc.	838	184,796
Intercontinental Exchange, Inc.	1,315	171,897
MarketAxess Holdings, Inc.	90	31,742
Moody's Corp.	380	148,443
Morgan Stanley	3,386	321,061
MSCI, Inc.	192	120,854
Nasdaq, Inc.	274	55,685
Northern Trust Corp.	479	55,420
Raymond James Financial, Inc.	422	41,478
S&P Global, Inc.	563	256,576
State Street Corp.	849	75,536
T. Rowe Price Group, Inc.	527	105,374
The Goldman Sachs Group, Inc.	779	296,791
		2,639,947
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc. "B"*	4,261	1,178,976
Insurance 2.4%
Aflac, Inc.	1,919	103,895
Allstate Corp.	926	100,675
American International Group, Inc.	2,654	139,600
Aon PLC "A"	708	209,405
Arthur J. Gallagher & Co.	640	104,256
Assurant, Inc.	181	27,530
Brown & Brown, Inc.	730	47,019
Chubb Ltd.	1,366	245,156
Cincinnati Financial Corp.	471	53,647
Everest Re Group Ltd.	124	31,791
Hartford Financial Services Group, Inc.	1,070	70,727
Lincoln National Corp.	546	36,216
Loews Corp.	632	33,787
Marsh & McLennan Companies, Inc.	1,585	259,972
MetLife, Inc.	2,234	131,046
Principal Financial Group, Inc.	772	52,944
Progressive Corp.	1,815	168,686
Prudential Financial, Inc.	1,191	121,792
Travelers Companies, Inc.	773	113,592
W.R. Berkley Corp.	434	33,262
Willis Towers Watson PLC	403	91,014
		2,176,012
Health Care 17.3%
Biotechnology 2.8%
AbbVie, Inc.	6,495	748,744
Amgen, Inc.	2,101	417,847
Biogen, Inc.*	549	129,421
Gilead Sciences, Inc.	4,605	317,423
Incyte Corp.*	696	47,133
Moderna, Inc.*	1,323	466,265
Regeneron Pharmaceuticals, Inc.*	386	245,700
Vertex Pharmaceuticals, Inc.*	962	179,836
		2,552,369
Health Care Equipment & Supplies 4.4%
Abbott Laboratories	5,133	645,577
ABIOMED, Inc.*	132	41,551
Align Technology, Inc.*	214	130,867

Baxter International, Inc.	1,453	108,350
Becton, Dickinson & Co.	842	199,672
Bio-Techne Corp.	108	50,979
Boston Scientific Corp.*	4,176	158,980
Danaher Corp.	1,756	564,800
DENTSPLY SIRONA, Inc.	645	31,437
DexCom, Inc.*	277	155,837
Edwards Lifesciences Corp.*	1,841	197,558
Hologic, Inc.*	724	54,105
IDEXX Laboratories, Inc.*	250	152,018
Intuitive Surgical, Inc.*	1,051	340,881
Medtronic PLC	3,986	425,306
ResMed, Inc.	429	109,331
STERIS PLC	292	63,811
Stryker Corp.	1,001	236,867
Teleflex, Inc.	140	41,639
The Cooper Companies, Inc.	150	56,471
West Pharmaceutical Services, Inc.	205	90,745
Zimmer Biomet Holdings, Inc.	618	73,913
		3,930,695
Health Care Providers & Services 3.4%
AmerisourceBergen Corp.	465	53,824
Anthem, Inc.	747	303,454
Cardinal Health, Inc.	893	41,283
Centene Corp.*	1,782	127,252
Cigna Corp.	1,040	199,576
CVS Health Corp.	4,002	356,418
HCA Healthcare, Inc.	759	171,223
Henry Schein, Inc.*	431	30,627
Humana, Inc.	400	167,884
Laboratory Corp. of America Holdings*	297	84,743
McKesson Corp.	469	101,660
Quest Diagnostics, Inc.	373	55,458
UnitedHealth Group, Inc.	2,904	1,290,015
Universal Health Services, Inc. "B"	230	27,308
		3,010,725
Health Care Technology 0.1%
Cerner Corp.	1,894	133,432
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	844	127,360
Bio-Rad Laboratories, Inc. "A"*	59	44,439
Charles River Laboratories International, Inc.*	139	50,856
Illumina, Inc.*	405	147,959
IQVIA Holdings, Inc.*	533	138,116
Mettler-Toledo International, Inc.*	65	98,418
PerkinElmer, Inc.	305	55,559
Thermo Fisher Scientific, Inc.	1,087	687,886
Waters Corp.*	171	56,100
		1,406,693
Pharmaceuticals 5.0%
Bristol-Myers Squibb Co.	7,234	387,959
Catalent, Inc.*	553	71,149
Eli Lilly & Co.	2,590	642,424
Johnson & Johnson	8,624	1,344,740
Merck & Co., Inc.	8,234	616,809
Organon & Co.	889	25,986

Pfizer, Inc.	17,937	963,755
Viatris, Inc.	3,919	48,243
Zoetis, Inc.	1,545	343,052
		4,444,117
Industrials 6.7%
Aerospace & Defense 1.9%
Boeing Co.*	1,765	349,205
General Dynamics Corp.	752	142,106
Howmet Aerospace, Inc.	1,226	34,487
L3Harris Technologies, Inc.	655	136,947
Lockheed Martin Corp.	798	265,989
Northrop Grumman Corp.	487	169,866
Raytheon Technologies Corp.	4,899	396,427
Teledyne Technologies, Inc.*	143	59,387
Textron, Inc.	715	50,622
TransDigm Group, Inc.*	173	100,003
		1,705,039
Airlines 0.4%
Alaska Air Group, Inc.*	519	25,208
American Airlines Group, Inc.*	2,714	48,011
Delta Air Lines, Inc.*	2,663	96,401
Southwest Airlines Co.*	2,469	109,623
United Airlines Holdings, Inc.*	1,356	57,304
		336,547
Electrical Equipment 0.9%
AMETEK, Inc.	991	135,271
Eaton Corp. PLC	1,726	279,716
Emerson Electric Co.	2,565	225,310
Generac Holdings, Inc.*	268	112,892
		753,189
Industrial Conglomerates 1.2%
3M Co.	1,642	279,206
General Electric Co.	3,092	293,709
Honeywell International, Inc.	1,963	396,997
Roper Technologies, Inc.	301	139,709
		1,109,621
Machinery 1.9%
Caterpillar, Inc.	1,433	277,071
Cummins, Inc.	384	80,544
Deere & Co.	747	258,118
Dover Corp.	387	63,410
Fortive Corp.	965	71,285
IDEX Corp.	205	46,041
Illinois Tool Works, Inc.	766	177,827
Ingersoll Rand, Inc.	1,086	63,357
Otis Worldwide Corp.	1,141	91,736
PACCAR, Inc.	914	76,246
Parker-Hannifin Corp.	343	103,607
Pentair PLC	438	32,276
Rockwell Automation, Inc.	505	169,781
Snap-on, Inc.	144	29,651
Stanley Black & Decker, Inc.	432	75,496
Westinghouse Air Brake Technologies Corp.	504	44,740
Xylem, Inc.	481	58,254
		1,719,440

Road & Rail 0.4%
CSX Corp.	2,645	91,676
Norfolk Southern Corp.	295	78,254
Old Dominion Freight Line, Inc.	110	39,069
Union Pacific Corp.	764	180,029
		389,028
Information Technology 29.1%
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp. "A"	1,819	146,575
CDW Corp.	415	78,584
Corning, Inc.	2,297	85,196
Keysight Technologies, Inc.*	556	108,131
TE Connectivity Ltd.	995	153,160
Trimble, Inc.*	764	65,605
Zebra Technologies Corp. "A"*	162	95,382
		732,633
IT Services 4.6%
Accenture PLC "A"	1,626	581,132
Akamai Technologies, Inc.*	420	47,334
Automatic Data Processing, Inc.	1,091	251,901
Broadridge Financial Solutions, Inc.	301	50,740
Cognizant Technology Solutions Corp. "A"	1,352	105,429
Fidelity National Information Services, Inc.	1,604	167,618
Fiserv, Inc.*	1,538	148,448
FleetCor Technologies, Inc.*	215	44,533
Gartner, Inc.*	217	67,758
Global Payments, Inc.	781	92,970
International Business Machines Corp.	2,290	268,159
Jack Henry & Associates, Inc.	191	28,961
MasterCard, Inc. "A"	2,250	708,570
Paychex, Inc.	820	97,744
PayPal Holdings, Inc.*	3,045	562,990
VeriSign, Inc.*	248	59,498
Visa, Inc. "A"	4,435	859,370
		4,143,155
Semiconductors & Semiconductor Equipment 6.5%
Advanced Micro Devices, Inc.*	2,722	431,083
Analog Devices, Inc.	1,225	220,806
Applied Materials, Inc.	2,056	302,623
Broadcom, Inc.	933	516,583
Enphase Energy, Inc.*	288	72,000
Intel Corp.	9,295	457,314
KLA Corp.	344	140,397
Lam Research Corp.	321	218,232
Microchip Technology, Inc.	1,221	101,868
Micron Technology, Inc.	2,548	214,032
Monolithic Power Systems, Inc.	97	53,686
NVIDIA Corp.	5,585	1,824,955
NXP Semiconductors NV	585	130,666
Qorvo, Inc.*	250	36,557
QUALCOMM, Inc.	2,509	453,025
Skyworks Solutions, Inc.	377	57,176
Teradyne, Inc.	373	57,020

Texas Instruments, Inc.	2,111	406,093
Xilinx, Inc.	548	125,191
		5,819,307
Software 10.1%
Adobe, Inc.*	1,123	752,242
ANSYS, Inc.*	206	80,645
Autodesk, Inc.*	510	129,637
Cadence Design Systems, Inc.*	650	115,349
Ceridian HCM Holding, Inc.*	316	34,570
Fortinet, Inc.*	317	105,279
Intuit, Inc.	638	416,167
Microsoft Corp.	17,597	5,817,392
NortonLifeLock, Inc.	1,370	34,045
Oracle Corp.	3,858	350,075
Paycom Software, Inc.*	115	50,310
PTC, Inc.*	247	27,066
salesforce.com, Inc.*	2,244	639,450
ServiceNow, Inc.*	465	301,181
Synopsys, Inc.*	355	121,055
Tyler Technologies, Inc.*	96	49,822
		9,024,285
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	36,531	6,038,573
Hewlett Packard Enterprise Co.	3,007	43,150
HP, Inc.	2,767	97,620
NetApp, Inc.	520	46,218
Seagate Technology Holdings PLC	473	48,563
Western Digital Corp.*	693	40,083
		6,314,207
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate Equities, Inc.	324	64,823
American Tower Corp.	1,068	280,329
AvalonBay Communities, Inc.	323	77,155
Boston Properties, Inc.	327	35,264
Crown Castle International Corp.	1,005	182,558
Digital Realty Trust, Inc.	662	111,044
Duke Realty Corp.	870	50,747
Equinix, Inc.	209	169,750
Equity Residential	793	67,651
Essex Property Trust, Inc.	150	50,916
Extra Space Storage, Inc.	311	62,200
Healthpeak Properties, Inc.	1,262	41,469
Host Hotels & Resorts, Inc.*	1,688	26,502
Iron Mountain, Inc.	669	30,399
Kimco Realty Corp.	1,411	31,635
Mid-America Apartment Communities, Inc.	270	55,687
Orion Office REIT, Inc.*	126	2,239
Prologis, Inc.	1,719	259,139
Public Storage	354	115,892
Realty Income Corp.	1,263	85,783
Regency Centers Corp.	350	24,269
SBA Communications Corp.	257	88,356
Simon Property Group, Inc.	756	115,547
UDR, Inc.	649	36,818
Ventas, Inc.	917	43,026

Welltower, Inc.	987	78,585
Weyerhaeuser Co.	1,730	65,065
		2,252,848
Real Estate Management & Development 0.2%
CBRE Group, Inc. "A"*	1,200	114,684
Utilities 3.0%
Electric Utilities 1.9%
Alliant Energy Corp.	753	41,257
American Electric Power Co., Inc.	1,507	122,142
Duke Energy Corp.	2,317	224,772
Edison International	1,138	74,289
Entergy Corp.	594	59,602
Evergy, Inc.	691	43,740
Eversource Energy	1,030	84,738
Exelon Corp.	2,925	154,235
FirstEnergy Corp.	1,638	61,687
NextEra Energy, Inc.	5,846	507,316
PPL Corp.	2,298	63,953
Southern Co.	3,186	194,665
Xcel Energy, Inc.	1,626	103,625
		1,736,021
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	2,610	61,022
Multi-Utilities 1.0%
Ameren Corp.	887	72,370
CenterPoint Energy, Inc.	2,001	51,846
CMS Energy Corp.	993	58,438
Consolidated Edison, Inc.	1,217	94,488
Dominion Energy, Inc.	2,773	197,438
DTE Energy Co.	662	71,721
Public Service Enterprise Group, Inc.	1,730	108,108
Sempra Energy	1,102	132,097
WEC Energy Group, Inc.	1,081	93,971
		880,477
Total Common Stocks (Cost $87,319,805)		88,323,143

Exchange-Traded Funds 0.3%
Energy Select Sector SPDR Fund (Cost $248,586)	4,541	247,893

Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.04% (a) (Cost $794,289)	794,289	794,289

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $88,362,680)	100.0	89,365,325
Other Assets and Liabilities, Net	0.0	19,316
Net Assets	100.0	89,384,641
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 are as follows:
Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.04% (a)
2,778,020	311,910	2,295,641	—	—	157	—	794,289	794,289
*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$88,323,143	$—	$—	$88,323,143
Exchange-Traded Funds	247,893	—	—	247,893
Short-Term Investments	794,289	—	—	794,289
Total	$89,365,325	$—	$—	$89,365,325
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DESSF-PH1
R-080548-1 (1/23)